Basis of Preparation and Accounting Policies	6 Months Ended
Jun. 30, 2026
Basis Of Preparation And Accounting Policies [Abstract]
Basis of Preparation and Accounting Policies
2.
BASIS OF PREPARATION AND ACCOUNTING POLICIES

Basis of preparation

The interim financial statements for the three and six months ended June 30, 2026 have been prepared in accordance with International Accounting Standard (“IAS”) 34 Interim Financial Reporting, as issued by the International Accounting Standards Board (the “IASB”). Other than as described below related to newly adopted amendments, the interim financial statements are prepared based on the same accounting policies used in the Group’s annual consolidated financial statements as of and for the year ended December 31, 2025 (the “annual consolidated financial statements”).

The interim financial statements are unaudited and do not include all the information and disclosures required in the annual consolidated financial statements, and should be read in conjunction with the Group’s audited annual consolidated financial statements and notes included in the Company’s Form 20-F for the year ended December 31, 2025 filed with the United States Securities and Exchange Commission (the “SEC”) on March 3, 2026.

The interim financial statements have been prepared on a historical cost basis, except for forward foreign currency contracts and financial assets and liabilities at fair value through profit or loss, which are carried at fair value and are re-measured through the interim condensed consolidated statements of operations and the interim condensed consolidated statements of other comprehensive income (loss).

Except as otherwise noted, all amounts in the interim financial statements are presented in United States (“U.S.”) Dollars (“USD” or “$”) and all values are rounded to the nearest thousand ($000). The interim condensed consolidated statements of cash flows are prepared using the indirect method. The interim financial statements are based on the assumption of continuing as a going concern.

New and amended standards and interpretations

The Group intends to adopt relevant new and amended accounting standards and interpretations when they become effective. The Group has not early adopted any standards, interpretations or amendments that have been issued but are not yet effective.

There are no IFRS® Accounting Standards as issued by the IASB or IFRIC® Interpretations that have not yet been adopted and are expected to have a material impact on the Group in the current or future reporting periods, other than those included in the annual consolidated financial statements.

Effective January 1, 2026, the Group adopted the IASB Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7), which clarified that financial liabilities are derecognized on their settlement date. The impact of the amendments resulted in a $5.3 million increase in cash and cash equivalents and accounts payables on the interim consolidated statement of financial position as of January 1, 2026.